Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activities

Following is a summary of the option activities during the three months ended March 31, 2018:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2017	812,574	$3.01	5.64
Granted	927,500	$5.10
Exercised	(29,200)	$0.0001
Cancelled	(4,495)	$7.00
Outstanding, March 31, 2018	1,706,379	$4.19	5.10
Exercisable, March 31, 2018	573,955	$2.26	5.73

Following is a summary of the option activities during the years ended December 31, 2017 and 2016:

	Number of Units	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2015	729,434	$0.12
Granted	120,971	$0.13
Outstanding, December 31, 2016	850,405	$0.08	*	7.58
Granted	374,542	$6.39
Exercised	(291,402)	$0.0001
Cancelled	(120,971)	$0.12
Outstanding, December 31, 2017	812,574	$3.01		5.64
Exercisable, December 31, 2017	396,596	$0.57		6.42

* Adjusted due to the change of exercise price of options issued to its Chief Financial Officer effective November 1, 2016.

Schedule of Warrant Activity

Following is a summary of the warrants activities during the three months ended March 31, 2018:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2017	870,717	$7.7	2.15
Granted	-
Outstanding, March 31, 2018	870,717	$7.7	1.90
Exercisable, March 31, 2018	820,717	$7.7	1.75

Following is a summary of the warrants activities during the years ended December 31, 2017 and 2016:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2015	820,717	$7.7	4.00
Granted	-	$-
Outstanding, December 31, 2016	820,717	$7.7	3.00
Granted	50,000	$7.7
Outstanding, December 31, 2017	870,717	$7.7	2.15
Exercisable, December 31, 2017	820,717	$7.7	2.00

Schedule of Stock Compensation Expenses

For the three months ended March 31, 2018 and 2017, the Company recorded the following stock compensation expense:

	2018	2017
Stock options	$496,688	$47,165

Total stock compensation expense	$496,688	$47,165

For the years ended December 31, 2017 and 2016, the Company recorded the following stock compensation expense:

	2017	2016
Stock options	$788,196	$464,321
Warrants	2,150,474	-
Class A common stock grants	1,302,000	-

Total stock compensation expense	$4,240,670	$464,321